FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Letter of credit outstanding amount	$ 54,000,000	$ 47,000,000
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,982,000,000	3,056,000,000
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% change in value of investments on Equity	14,000,000
Impact of 10 Percent Change in Value of Investments on Profit Loss	7,000,000
Impact of 10% change in value of investments on Comprehensive Income	7,000,000
Marketable securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	142,000,000	173,000,000
Marketable securities | Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	142,000,000	173,000,000
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	1,975,000,000.000
Non-recourse borrowings	820,000,000	510,000,000
Letter of credit outstanding amount	54,000,000	47,000,000
Credit facility
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity	500,000,000
Non-recourse borrowings	$ 0	$ 0